Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-40545
Entity Registrant Name	CVRx, Inc.
Entity Central Index Key	0001235912
Entity Tax Identification Number	41-1983744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9201 West Broadway Avenue
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55445
City Area Code	763
Local Phone Number	416-2840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CVRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false